Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other Commitments [Line Items]
Capital commitments for purchase of property, plant and equipment	$ 126,792	$ 4,211,595
Operating lease rental expense	247,234	361,918	352,206
Operating lease rental income	1,292,903	177,556
Future lease payments due on renewed tenancy agreements	10,362,955	11,115,959
Facilities existed and rented to an independent third party, lease term	5 years
Future lease payments receivable	10,189,226
Subsidiaries [Member]
Other Commitments [Line Items]
Leasing term extension period, years	1
Future lease payments due on renewed tenancy agreements	$ 92,815